Audit Information	12 Months Ended
Dec. 31, 2024
Auditor Information [Abstract]
Auditor Name	PISTRELLI, HENRY MARTIN Y ASOCIADOS S.A.
Auditor Location	Buenos Aires, Argentina
Auditor Firm ID	1449